Objectives and Strategies for Using Derivatives (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Comprehensive Income (Loss), Net Investment Hedge, Gain (Loss), before Reclassification and Tax	$ 64
Foreign Exchange Contract | Not Designated as Hedging Instrument
Aggregate notional value	3,000
Gains (Losses) on undesignated foreign exchange hedging instruments	49	$ (2)	$ 29
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Derivative assets	189	70
Derivative Liability	137	$ 259
Net Investment Hedging | Foreign Exchange Contract
Aggregate notional value	1,600
Fair Value Hedging | Interest Rate Contract
Aggregate notional value	525
Long-term Debt, Fair Value	488
Cash Flow Hedging | Foreign Exchange Contract
Aggregate notional value	$ 3,100